Provision for major overhauls (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Details of Provision for Major Overhauls in Respect of Aircraft Held under Operating Leases
Details of provision for major overhauls in respect of aircraft held under leases are as follows:

	2019	2018
	RMB million	RMB million
At January 1 (Note)	4,349	3,370
Additional provision	768	943
Utilization	(692)	(661)

At December 31	4,425	3,652
Less: current portion (Note 44)	(883)	(821)

	3,542	2,831

Note: On the date of transition to IFRS 16, provision for major overhauls of RMB697 million (including current portion) were recognized at January 1, 2019. See Note 2(b).